
[AIM Logo appears                      Dear Shareholder:
     here]
                                       The Prime Portfolio of Short-Term Investment Co. benefited from stabilizing economic
                      [PHOTO of        conditions during the 12 months ended August 31, 1995.
                   Charles T. Bauer,    The year covered by this report was marked by contrast. Early in 1995, the
       LETTER       Chairman of        Federal Reserve Board completed a yearlong policy of tightening interest rates
                   the Board of        to defuse threatening inflationary pressures. Robust economic growth, such as
       TO OUR        the Fund,         the 5.1% annualized rate logged in the fourth quarter of 1994, was a pace most
                   APPEARS HERE]       analysts considered unsustainable.
 SHAREHOLDERS                           The economy slowed to a moderate 2.7% annualized growth rate during the first quarter of 1995, and then slipped during the second quarter to just 1.3%. In July
                   1995, the Fed turned recession-fighter and eased short-term interest rates by 0.25%.
                    At its August meeting, the Fed left short-term interest rates unchanged. In a recent article by The Wall
                   Street Journal, Fed vice chairman Alan Blinder said, "the risk of recession now looks small."

                   YOUR INVESTMENT PORTFOLIO

                   We are pleased to note that in this changing interest rate environment, Prime Portfolio maintained its strict investment discipline and its superior credit quality rating of AAAm, the highest given by Standard & Poor's
                   Corporation, a widely known credit rating agency. The AAAm rating is historical and is based on an annual analysis of Prime Portfolio's credit quality and composition, management, and weekly portfolio review. As with any money market mutual fund, your investment in Prime Portfolio is neither insured nor guaranteed by the U.S.
                   government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of
                   $1.00 per share.
                    Prime Portfolio invests in taxable money market instruments with maturities of 60 days or less such as quality commercial paper and selected repurchase agreement securities. During the reporting period, Prime Portfolio managers maintained the Fund's weighted average maturity between 13 and 23 days.
                    As of August 31, 1995, the seven-day yield for the Private Investment Class of Prime Portfolio was 5.46%, and
                   the 30-day average yield was 5.47%.Net assets of the Private Investment Class of Prime Portfolio on that date, were $154.3 million.

                   OUTLOOK FOR THE FUTURE

                   At the close of the reporting period, the short-term economic outlook appeared stable and inflation seemed firmly under control. Economic signals, while generally constructive, were mixed. Thus, while the Fed prepared a sanguine economic review in advance of its September 26 meeting, analysts anticipate that further easing of short-term interest rates could be necessary.
                    We are pleased to send you this report concerning the Private Investment Class of Prime Portfolio. AIM is
                   committed to customer service and an investment objective that seeks to maximize current income while preserving capital and maintaining liquidity. As always, we are ready to respond to your comments about this report and any questions you may have about your Fund. Please call us at 800-659-1005.

                   Respectfully submitted,


                   /s/ Charles T. Bauer
                   Charles T. Bauer
                   Chairman


SCHEDULE OF INVESTMENTS

August 31, 1995

                                      MATURITY PAR (000)     VALUE
COMMERCIAL PAPER - 71.82%(a)
BASIC INDUSTRIES - 0.30%

MULTIPLE INDUSTRY - 0.30%

Philip Morris Companies, Inc.
5.75%                                 10/04/95 $ 12,500  $  12,434,115
----------------------------------------------------------------------
    Total Basic Industries                                  12,434,115
----------------------------------------------------------------------

BUSINESS SERVICES - 5.90%

POLLUTION CONTROL SERVICES - 2.15%

Browning-Ferris Industries, Inc.
5.69%                                 09/08/95   20,000     19,977,872
----------------------------------------------------------------------
5.75%                                 09/15/95   18,000     17,959,750
----------------------------------------------------------------------
5.73%                                 09/18/95   20,000     19,945,883
----------------------------------------------------------------------
5.75%                                 09/19/95   12,700     12,663,487
----------------------------------------------------------------------
5.73%                                 09/22/95   20,000     19,933,150
----------------------------------------------------------------------
                                                            90,480,142
----------------------------------------------------------------------

MISCELLANEOUS - 3.75%

Donnelley (R.R.) & Sons Co.
5.73%                                 09/22/95   53,000     52,822,848
----------------------------------------------------------------------
PHH Corp.
5.75%                                 09/13/95   47,100     47,009,725
----------------------------------------------------------------------
5.75%                                 10/11/95   58,000     57,629,445
----------------------------------------------------------------------
                                                           157,462,018
----------------------------------------------------------------------
    Total Business Services                                247,942,160
----------------------------------------------------------------------

CAPITAL GOODS - 2.35%

COMPUTERS & OFFICE EQUIPMENT - 1.40%

Xerox Corp.
5.75%                                 10/04/95   31,025     30,861,472
----------------------------------------------------------------------
Xerox Credit Corp.
5.73%                                 09/19/95   11,000     10,968,485
----------------------------------------------------------------------
5.74%                                 10/05/95   16,981     16,888,944
----------------------------------------------------------------------
                                                            58,718,901
----------------------------------------------------------------------

MACHINERY - 0.95%

Dover Corp.
5.75%                                 09/11/95   14,000     13,977,639
----------------------------------------------------------------------
5.75%                                 09/25/95   15,000     14,942,500
----------------------------------------------------------------------
5.77%                                 10/02/95   11,191     11,135,396
----------------------------------------------------------------------
                                                            40,055,535
----------------------------------------------------------------------
    Total Capital Goods                                     98,774,436
----------------------------------------------------------------------

                                  MATURITY PAR (000)     VALUE
CONSUMER DURABLES - 2.52%

AUTOMOBILE - 2.52%

Daimler-Benz North America Corp.
5.68%                             09/08/95 $ 66,000  $   65,927,107
-------------------------------------------------------------------
Toyota Motor Credit Corp.
5.75%                             10/06/95   40,000      39,776,389
-------------------------------------------------------------------
    Total Consumer Durables                             105,703,496
-------------------------------------------------------------------

CONSUMER NONDURABLES - 3.32%

HOUSEHOLD PRODUCTS - 3.32%

Colgate-Palmolive Co.
5.70%                             09/15/95   61,550      61,413,564
-------------------------------------------------------------------
5.71%                             09/18/95   20,000      19,946,072
-------------------------------------------------------------------
5.72%                             09/20/95   19,500      19,441,132
-------------------------------------------------------------------
5.72%                             09/21/95   38,800      38,676,702
-------------------------------------------------------------------
    Total Consumer Nondurables                          139,477,470
-------------------------------------------------------------------

CONSUMER SERVICES - 2.91%

MISCELLANEOUS - 2.91%

USL Capital Corp.
5.73%                             09/07/95   21,000      20,979,945
-------------------------------------------------------------------
5.74%                             09/07/95   21,000      20,979,910
-------------------------------------------------------------------
5.73%                             09/19/95    9,000       8,974,215
-------------------------------------------------------------------
5.77%                             09/21/95   15,500      15,450,314
-------------------------------------------------------------------
5.73%                             10/05/95   31,016      30,848,152
-------------------------------------------------------------------
5.74%                             10/13/95   25,000      24,832,583
-------------------------------------------------------------------
    Total Consumer Services                             122,065,119
-------------------------------------------------------------------

ENERGY - 3.31%

NATURAL GAS - 1.45%

Colonial Pipeline Co.
5.72%                             09/12/95   15,000      14,973,783
-------------------------------------------------------------------
5.72%                             09/19/95   13,800      13,760,532
-------------------------------------------------------------------
5.76%                             09/28/95   12,000      11,948,160
-------------------------------------------------------------------
5.78%                             09/29/95   20,100      20,009,639
-------------------------------------------------------------------
                                                         60,692,114
-------------------------------------------------------------------

OIL & GAS - 1.86%

ARCO Coal Australia Inc.
5.69%                             09/12/95    9,501       9,484,482
-------------------------------------------------------------------
5.70%                             09/14/95   12,489      12,463,293
-------------------------------------------------------------------
5.75%                             09/15/95   14,788      14,754,932
-------------------------------------------------------------------
5.72%                             10/10/95   12,507      12,429,498
-------------------------------------------------------------------

                                                   PAR
                                        MATURITY  (000)       VALUE
ENERGY--(continued)

OIL & GAS - (CONTINUED)

Mobil Australia Finance Company, Inc.
5.68%                                   09/01/95 $ 29,088 $   29,088,000
------------------------------------------------------------------------
                                                              78,220,205
------------------------------------------------------------------------
    Total Energy                                             138,912,319
------------------------------------------------------------------------

FINANCIAL - 47.89%

ASSET-BACKED SECURITIES - 22.81%

Asset Securitization Cooperative Corp.
5.70%                                   09/08/95   55,000     54,939,041
------------------------------------------------------------------------
5.72%                                   09/22/95   10,000      9,966,633
------------------------------------------------------------------------
5.72%                                   10/26/95   55,000     54,519,361
------------------------------------------------------------------------
5.71%                                   10/27/95   30,000     29,733,533
------------------------------------------------------------------------
Ciesco, L.P.
5.73%                                   09/06/95   15,000     14,988,063
------------------------------------------------------------------------
5.72%                                   10/18/95   40,000     39,701,289
------------------------------------------------------------------------
Clipper Receivables Corp.
5.77%                                   09/12/95   50,000     49,911,848
------------------------------------------------------------------------
5.77%                                   09/13/95   28,911     28,855,394
------------------------------------------------------------------------
5.77%                                   09/14/95   17,227     17,191,106
------------------------------------------------------------------------
5.77%                                   09/19/95   57,000     56,835,555
------------------------------------------------------------------------
5.77%                                   09/25/95   19,000     18,926,913
------------------------------------------------------------------------
Corporate Asset Funding Co. Inc.
5.73%                                   09/06/95   32,900     32,873,817
------------------------------------------------------------------------
5.74%                                   09/07/95   25,000     24,976,083
------------------------------------------------------------------------
Delaware Funding Corp.
5.72%                                   09/18/95   16,228     16,184,166
------------------------------------------------------------------------
5.76%                                   09/25/95   12,134     12,087,405
------------------------------------------------------------------------
Eiger Capital Corp.
5.75%                                   09/14/95   27,540     27,482,816
------------------------------------------------------------------------
Falcon Asset Securitization Corp.
5.76%                                   09/11/95   15,325     15,300,480
------------------------------------------------------------------------
5.77%                                   09/20/95   25,000     24,923,868
------------------------------------------------------------------------
5.74%                                   10/04/95   31,425     31,259,653
------------------------------------------------------------------------
5.75%                                   10/04/95   15,050     14,970,674
------------------------------------------------------------------------
5.74%                                   10/12/95   15,825     15,721,548
------------------------------------------------------------------------
Matterhorn Capital Corp.
5.75%                                   09/27/95   31,016     30,887,197
------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
FINANCIAL--(continued)

ASSET-BACKED SECURITIES - (CONTINUED)

Preferred Receivables Funding Corp.
5.70%                                  09/08/95 $ 11,375  $   11,362,393
------------------------------------------------------------------------
5.73%                                  09/14/95   20,875      20,831,806
------------------------------------------------------------------------
5.73%                                  09/18/95   30,125      30,043,487
------------------------------------------------------------------------
5.75%                                  10/05/95   81,275      80,833,633
------------------------------------------------------------------------
5.73%                                  10/20/95   30,125      29,890,050
------------------------------------------------------------------------
Sheffield Receivables Corp.
5.72%                                  09/06/95   25,800      25,779,503
------------------------------------------------------------------------
5.71%                                  09/12/95   24,700      24,656,905
------------------------------------------------------------------------
5.77%                                  09/13/95   46,000      45,911,528
------------------------------------------------------------------------
5.77%                                  09/14/95   40,000      39,916,656
------------------------------------------------------------------------
5.73%                                  09/19/95   26,900      26,822,931
------------------------------------------------------------------------
                                                             958,285,335
------------------------------------------------------------------------

BUSINESS CREDIT - 4.08%

CIT Group Holdings, Inc.
5.68%                                  09/06/95   30,000      29,976,333
------------------------------------------------------------------------
5.68%                                  09/07/95   30,000      29,971,600
------------------------------------------------------------------------
5.72%                                  09/21/95   75,000      74,761,667
------------------------------------------------------------------------
5.72%                                  10/20/95   37,000      36,711,934
------------------------------------------------------------------------
                                                             171,421,534
------------------------------------------------------------------------

INSURANCE - 2.33%

MetLife Funding, Inc.
5.72%                                  09/22/95   50,000      49,833,166
------------------------------------------------------------------------
5.74%                                  10/12/95   48,211      47,895,834
------------------------------------------------------------------------
                                                              97,729,000
------------------------------------------------------------------------

PERSONAL CREDIT - 7.68%

Associates Corp. of North America
5.73%                                  10/18/95   50,000      49,625,958
------------------------------------------------------------------------
5.73%                                  10/19/95  100,000      99,236,000
------------------------------------------------------------------------
AVCO Financial Services, Inc.
5.70%                                  09/15/95   50,000      49,889,167
------------------------------------------------------------------------

                                   MATURITY PAR (000)     VALUE
FINANCIAL - (continued)

PERSONAL CREDIT - (CONTINUED)

Household Finance Corp.
5.75%                              10/12/95 $ 50,000  $   49,672,569
--------------------------------------------------------------------
5.73%                              10/20/95   50,000      49,610,042
--------------------------------------------------------------------
Student Loan Corp.
5.73%                              10/20/95   25,000      24,805,021
--------------------------------------------------------------------
                                                         322,838,757
--------------------------------------------------------------------

MISCELLANEOUS - 7.10%

Hertz Corp. (The)
5.69%                              09/07/95   25,000      24,976,292
--------------------------------------------------------------------
5.68%                              09/08/95   20,000      19,977,911
--------------------------------------------------------------------
5.70%                              09/18/95   81,000      80,781,975
--------------------------------------------------------------------
5.72%                              10/06/95   35,000      34,805,361
--------------------------------------------------------------------
5.75%                              10/13/95   11,500      11,422,854
--------------------------------------------------------------------
International Lease Finance Corp.
5.70%                              09/15/95   19,000      18,957,883
--------------------------------------------------------------------
5.71%                              09/25/95   18,500      18,429,577
--------------------------------------------------------------------
5.72%                              10/05/95    6,570       6,534,507
--------------------------------------------------------------------
5.72%                              10/06/95   38,900      38,683,673
--------------------------------------------------------------------
5.73%                              10/13/95   44,000      43,705,860
--------------------------------------------------------------------
                                                         298,275,893
--------------------------------------------------------------------

MULTIPLE INDUSTRY - 3.89%

General Electric Capital Corp.
5.74%                              09/07/95   23,500      23,477,518
--------------------------------------------------------------------
5.72%                              09/20/95  100,000      99,698,110
--------------------------------------------------------------------
5.71%                              10/06/95   40,500      40,275,169
--------------------------------------------------------------------
                                                         163,450,797
--------------------------------------------------------------------
    Total Financial                                    2,012,001,316
--------------------------------------------------------------------

OTHER - 3.32%

DIVERSIFIED - 3.32%

BTR Dunlop Finance Inc.
5.69%                              09/12/95   20,424      20,388,491
--------------------------------------------------------------------
5.73%                              09/22/95   23,224      23,146,374
--------------------------------------------------------------------
5.72%                              10/10/95   26,556      26,391,441
--------------------------------------------------------------------
5.74%                              10/13/95   26,759      26,579,804
--------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)       VALUE
OTHER--(continued)

DIVERSIFIED - (CONTINUED)

Cargill Inc.
5.69%                                       09/08/95 $ 12,000 $   11,986,724
----------------------------------------------------------------------------
5.70%                                       09/11/95   16,300     16,274,192
----------------------------------------------------------------------------
5.73%                                       09/22/95   15,000     14,949,863
----------------------------------------------------------------------------
    Total Other                                                  139,716,889
----------------------------------------------------------------------------
    Total Commercial Paper                                     3,017,027,320
----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 4.06%

Citicorp Securities, Inc.(b)
6.063%                                      09/13/95    6,000      6,000,000
----------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.(c)
5.988%                                      10/16/95   87,500     87,500,000
----------------------------------------------------------------------------
Morgan Stanley Group, Inc.(d)
5.893%                                      01/29/96   77,000     77,000,000
----------------------------------------------------------------------------
    Total Master Note Agreements                                 170,500,000
----------------------------------------------------------------------------

PROMISSORY NOTE AGREEMENTS - 1.78%

Goldman, Sachs & Co.(e)
5.913%                                      01/29/96   75,000     75,000,000
----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                               3,262,527,320
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 22.77%(f)

BT Securities Corp.(g)
5.83%                                          --      50,000     50,000,000
----------------------------------------------------------------------------
Daiwa Securities America, Inc.(h)
5.84%                                       09/01/95   91,528     91,528,472
----------------------------------------------------------------------------
Fuji Securities Inc.(i)
5.87%                                          --     115,000    115,000,000
----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.(j)
5.86%                                          --     100,000    100,000,000
----------------------------------------------------------------------------
Nikko Securities Co., Ltd.(k)
5.87%                                       09/01/95  200,000    200,000,000
----------------------------------------------------------------------------
Nomura Securities Co., Ltd.(l)
5.85%                                       09/01/95  100,000    100,000,000
----------------------------------------------------------------------------
SBC Government Securities, Inc.(m)
5.87%                                          --     200,000    200,000,000
----------------------------------------------------------------------------
UBS Securities Inc.(n)
5.85%                                          --     100,000    100,000,000
----------------------------------------------------------------------------

                                                        VALUE
    Total Repurchase Agreements                     $  956,528,472
---------------------------------------------------------------------
    TOTAL INVESTMENTS - 100.43%                      4,219,055,792(o)
---------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES - (0.43)%            (17,975,680)
---------------------------------------------------------------------
    NET ASSETS - 100%                               $4,201,080,112
=====================================================================

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(d) Master Note Purchase Agreement may be terminated by either party upon three business days' notice, at which time all amounts outstanding under the notes purchased under the Master Note Purchase Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(e) The Portfolio may demand prepayment of Note upon seven calendar days' notice. Interest rates on promissory notes are redetermined periodically. Rate shown is the rate in effect on August 31, 1995.
(f) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(g) Open repurchase agreement entered into 02/27/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $95,150,000 U.S. Treasury STRIPS, due 08/15/04 to 08/15/05.
(h) Joint repurchase agreement entered into 08/31/95 with a maturing value of $209,464,857. Collateralized by $204,224,000 U.S. Treasury obligations, 0% to 10.75% due 11/30/95 to 05/15/16.
(i) Open joint repurchase agreement entered into 12/12/94; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $332,491,000 U.S. Treasury obligations, 0% to 9.25% due 05/15/97 to 02/15/16.
(j) Open joint repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $270,681,000 U.S. Treasury STRIPS, due 11/15/95 to 11/15/21.
(k) Entered into 08/31/95 with a maturing value of $200,032,611. Collateralized by $271,592,502 U.S. Government agency obligations, 6.583% to 9.50% due 09/01/98 to 08/01/25.
(l) Entered into 08/31/95 with a maturing value of $100,016,250. Collateralized by $102,805,000 U.S. Government agency obligations, 0% to 8.25% due 10/02/95 to 05/12/05.
(m) Open repurchase agreement entered into 08/16/95; however, either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $232,765,728 U.S. Government agency obligations, 5.997% to 9.00% due 11/01/21 to 02/01/31 and $8,000,000 U.S. Treasury Bills due
    03/07/96.
(n) Open joint repurchase agreement entered into 08/18/95; however, either party may terminate the agreement upon demand. Collateralized by $249,645,000 U.S. Treasury Bills, due 12/14/95 to 01/18/96.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $3,262,527,320
------------------------------------------------------------------------
Repurchase agreements                                        956,528,472
------------------------------------------------------------------------
Interest receivable                                            1,395,798
------------------------------------------------------------------------
Investment for deferred compensation plan                         31,965
------------------------------------------------------------------------
Other assets                                                   1,351,229
------------------------------------------------------------------------
  Total assets                                             4,221,834,784
------------------------------------------------------------------------

LIABILITIES:

Dividends payable                                             20,375,980
------------------------------------------------------------------------
Deferred compensation payable                                     31,965
------------------------------------------------------------------------
Accrued advisory fees                                            213,136
------------------------------------------------------------------------
Accrued distribution fees                                         88,951
------------------------------------------------------------------------
Accrued transfer agent fees                                        5,493
------------------------------------------------------------------------
Accrued operating expenses                                        39,147
------------------------------------------------------------------------
  Total liabilities                                           20,754,672
------------------------------------------------------------------------

NET ASSETS                                                $4,201,080,112

========================================================================

NET ASSETS:

Institutional Class                                       $3,752,693,248
========================================================================
Private Investment Class                                  $  154,277,704
========================================================================
Personal Investment Class                                 $   99,630,235
========================================================================
Cash Management Class                                     $  194,478,925
========================================================================

NET ASSET VALUE PER SHARE:

Shares outstanding, $0.001 par value per share:
Institutional Class                                        3,752,704,848
========================================================================
Private Investment Class                                     154,278,185
========================================================================
Personal Investment Class                                     99,629,606
========================================================================
Cash Management Class                                        194,479,527
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995

INVESTMENT INCOME:

Interest income                                       $246,526,258
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            2,567,762
-------------------------------------------------------------------
Custodian fees                                             329,212
-------------------------------------------------------------------
Administrative services fees                               250,216
-------------------------------------------------------------------
Directors' fees and expenses                                42,334
-------------------------------------------------------------------
Registration fees                                          262,523
-------------------------------------------------------------------
Transfer agent fees                                         89,684
-------------------------------------------------------------------
Distribution fees (Note 2)                                 795,232
-------------------------------------------------------------------
Other                                                      348,810
-------------------------------------------------------------------
  Total expenses                                         4,685,773
-------------------------------------------------------------------
Less expenses assumed by advisor                           (50,900)
-------------------------------------------------------------------
  Net expenses                                           4,634,873
-------------------------------------------------------------------
Net investment income                                  241,891,385
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $241,891,385
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                  1995            1994
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  241,891,385  $  155,832,059
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   241,891,385     155,832,059
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                             (241,891,385)   (155,832,059)
----------------------------------------------------------------------------
Share transactions-net                           86,066,761    (253,692,887)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets          86,066,761    (253,692,887)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         4,115,013,351   4,368,706,238
----------------------------------------------------------------------------
  End of period                              $4,201,080,112  $4,115,013,351
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $4,201,092,165  $4,115,025,404
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                             (12,053)        (12,053)
----------------------------------------------------------------------------
                                             $4,201,080,112  $4,115,013,351
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, the Prime Portfolio, which offers separate classes of shares, and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"). The assets, liabilities and operations of each portfolio are accounted for separately. The Portfolio consists of four different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, and the Cash Management Class.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of sixty days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                        RATE
-----------------------------------------------------------------------
First $100 million                                                0.20%
-----------------------------------------------------------------------
Over $100 million to $200 million                                 0.15%
-----------------------------------------------------------------------
Over $200 million to $300 million                                 0.10%
-----------------------------------------------------------------------
Over $300 million to $1.5 billion                                 0.06%
-----------------------------------------------------------------------
Over $1.5 billion                                                 0.05%
-----------------------------------------------------------------------

 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $14,000 on the Prime Portfolio-Private Investment Class, $13,300 on the Prime Portfolio-Personal Investment Class and $23,600 on the Prime Portfolio-Cash Management Class during the year ended August 31, 1995.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $154,963 for such services. During the year ended August 31, 1995, the Fund paid A I M Institutional Fund

Services, Inc. ("AIFS") $143,464 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class and the Cash Management Class of the Portfolio. The Plan provides that the Portfolio's Private Investment Class, the Personal Investment Class and the Cash Management Class may pay up to a 0.50%, 0.75% and 0.10%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class and (b) 0.10% of the average daily net assets of the Cash Management Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class or the Cash Management Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1995, the Prime Portfolio-Private Investment Class, the Prime Portfolio-Personal Investment Class and Prime Portfolio-Cash Management Class accrued $367,522, $413,064 and $14,646, respectively, for compensation to FMC under the Plan. Certain officers and directors of the Fund are officers of AIM, FMC and AIFS.
 During the year ended August 31, 1995, the Portfolio paid legal fees of $3,247 for services rendered by Reid & Priest as counsel to the Board of Directors. In September 1994, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel was appointed as counsel to the Board of Directors. During the year ended August 31, 1995, the Portfolio paid legal fees of $10,128 for services rendered by that firm as counsel. A director of the Fund is a member of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel and was a member of the firm of Reid & Priest prior to September 1994.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 1995 and 1994 were as follows:

                                      1995                              1994
                         --------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT
                         ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class     30,516,627,315  $30,516,627,315   33,826,759,958  $33,826,759,958
-------------------------------------------------------------------------------------------
  Private Investment
   Class                   1,403,913,359    1,403,913,359      120,927,192      120,927,192
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                     881,857,651      881,857,651       15,823,134       15,823,134
-------------------------------------------------------------------------------------------
  Cash Management Class*     307,521,987      307,521,987       25,113,434       25,113,434
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          3,106,371        3,106,371          527,557          527,557
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       4,691,704        4,691,704            3,982            3,982
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                       4,299,720        4,299,720           39,701           39,701
-------------------------------------------------------------------------------------------
  Cash Management Class*         896,094          896,094            5,586            5,586
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (30,847,783,300) (30,847,783,300) (34,096,489,905) (34,096,489,905)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  (1,285,160,664)  (1,285,160,664)    (107,954,443)    (107,954,443)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                    (789,592,898)    (789,592,898)     (13,702,087)     (13,702,087)
-------------------------------------------------------------------------------------------
  Cash Management Class*    (114,310,578)    (114,310,578)     (24,746,996)     (24,746,996)
-------------------------------------------------------------------------------------------
Net increase (decrease)       86,066,761  $    86,066,761     (253,692,887) $  (253,692,887)
===========================================================================================

* The Prime Portfolio-Cash Management Class commenced operations on June 30,
1994.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of the Prime Portfolio-Private Investment Class outstanding during each of the years in the two-year period ended August 31, 1995 and the period July 8, 1993 (date operations commenced) through August 31, 1993.

                                             1995        1994        1993
                                           --------     -------     -------
Net asset value, beginning of period       $   1.00     $  1.00     $  1.00
-----------------------------------------  --------     -------     -------
Income from investment operations:
  Net investment income                        0.05        0.03        0.03
-----------------------------------------  --------     -------     -------
  Total from investment operations             0.05        0.03        0.03
-----------------------------------------  --------     -------     -------
Less distributions:
  Dividends from net investment income        (0.05)      (0.03)      (0.03)
-----------------------------------------  --------     -------     -------
Net asset value, end of period             $   1.00     $  1.00     $  1.00
=========================================  ========     =======     =======
Total return                                   5.48%       3.33%       3.24%(a)
=========================================  ========     =======     =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $154,278     $30,834     $17,857
=========================================  ========     =======     =======
Ratio of expenses to average net assets        0.39%(b)    0.38%(c)    0.37%(a)
=========================================  ========     =======     =======
Ratio of net investment income to average
 net assets                                    5.50%(b)    3.32%(c)    2.85%(a)
=========================================  ========     =======     =======

(a) Annualized.
(b) After expense reimbursements. The ratios of expenses and net investment income prior to expense reimbursements are 0.40% and 5.49%, respectively. Ratios are based on average net assets of $122,507,351.
(c) After expense reimbursements. The ratios of expenses and net investment income prior to expense reimbursements are 1.18% and 2.52%, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

                        DIRECTORS

Charles T. Bauer                              John F. Kroeger
Bruce L. Crockett                            Lewis F. Pennock            SHORT-TERM
Owen Daly II                                  Ian W. Robinson            INVESTMENTS CO.
Carl Frischling                                Louis S. Sklar            (STIC)
Robert H. Graham

                         OFFICERS

Charles T. Bauer                                     Chairman
Robert H. Graham                                    President
John J. Arthur                 Sr. Vice President & Treasurer
Gary T. Crum                               Sr. Vice President
Carol F. Relihan                   Vice President & Secretary
Dana R. Sutton           Vice President & Assistant Treasurer
Melville B. Cox                                Vice President
Karen Dunn Kelley                              Vice President            PRIME PORTFOLIO
J. Abbott Sprague                              Vice President            ------------------------------------------------
P. Michelle Grace                         Assistant Secretary            PRIVATE                                   ANNUAL
Nancy L. Martin                           Assistant Secretary            INVESTMENT                                REPORT
Ofelia M. Mayo                            Assistant Secretary            CLASS
Kathleen J. Pflueger                      Assistant Secretary
Samuel D. Sirko                           Assistant Secretary
Stephen I. Winer                          Assistant Secretary
Mary J. Benson                            Assistant Secretary

                     INVESTMENT ADVISOR
                     A I M Advisors, Inc.
                11 Greenway Plaza, Suite 1919
                      Houston, TX 77046
                       (800) 347-1919

                         DISTRIBUTOR
                   Fund Management Company
                11 Greenway Plaza, Suite 1919
                      Houston, TX 77046
                       (800) 659-1005

                          CUSTODIAN                                                                       AUGUST 31, 1995
                    The Bank of New York
                    110 Washington Street
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
              Ballard Spahr Andrews & Ingersoll
               1735 Market Street, 51st Floor
                Philadelphia, PA 19103-7599

                 LEGAL COUNSEL TO DIRECTORS
     Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                     919 Third  Avenue
                    New York, NY 10022

                      TRANSFER AGENT
          A I M Institutional Fund Services, Inc.
              11 Greenway Plaza, Suite 1919
                     Houston, TX 77046

                          AUDITORS
                   KPMG Peat Marwick LLP
             NationsBank Building, 700 Louisiana
                      Houston, TX 77002


This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
to persons who have received a current prospectus.                       Fund Management Company